BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net loss available to shareholders of ordinary shares	$ (46,896)	$ (51,334)	$ (56,566)
Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	42,032,818	39,408,928	37,847,093